Note 23 - Fair Value Measurements (Details Textual) - Historical volatility for shares, measurement input [member] $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Embedded derivative liability, royalty [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.11125
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 1,862	$ 250
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 928	$ 213
The 2026 warrants [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	1.27
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 25
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 25
The 2028 warrants [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.90
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 2,910
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 3,079
Restructuring warrants [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.90
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 3,481
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 3,584